UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2025 to November 30, 2025

Commission File Number of issuing entity:	333-257355-01, 333-280854-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-257355, 333-280854
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	November 2025	October 2025	September 2025	3-Month Avg
Gross Trust Yield	29.39%	29.93%	27.67%	29.00%
Gross Charge-Off Rate	5.43%	5.51%	5.30%	5.41%
Net Charge Off Rate	4.29%	4.35%	4.21%	4.28%
SynchronySeries Excess Spread Percentage	17.78%	18.64%	16.59%	17.67%
Payment Rate	22.76%	23.13%	23.05%	22.98%

Delinquency Data
1-29 Days Delinquent	1.87%	1.81%	1.94%	1.87%
30-59 Days Delinquent	0.82%	0.86%	0.84%	0.84%
60-89 Days Delinquent	0.68%	0.68%	0.63%	0.66%
90-119 Days Delinquent	0.60%	0.57%	0.56%	0.58%
120-149 Days Delinquent	0.51%	0.50%	0.47%	0.49%
150-179 Days Delinquent	0.44%	0.42%	0.42%	0.43%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$9.8	$9.8	$10.0	$9.9

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2024	2025
January	29	28
February	27	28
March	28	28
April	28	29
May	28	25
June	28	30
July	29	28
August	25	28
September	30	28
October	28	28
November	26	28
December	30	29

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of October 31, 2025 for each of the program partners included in the trust portfolio.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Program Partner of the Trust Portfolio

Program Partner	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Sam’s Club Dual Card	$2,849,891,582	27.8%	1,856,025	20.8%
TJX Dual Card	2,228,465,535	21.7%	2,716,152	30.5%
Amazon Private Label Credit Card	1,441,619,095	14.1%	1,363,220	15.3%
Lowe’s Private Label Credit Card	1,231,335,817	12.0%	1,195,501	13.4%
PayPal Dual Card	963,982,517	9.4%	549,411	6.2%
Synchrony MasterCard	591,688,157	5.8%	280,835	3.2%
American Eagle Dual Card	414,859,095	4.0%	465,205	5.2%
JCPenney Dual Card	324,915,570	3.2%	316,595	3.6%
Dick’s Sporting Goods Dual Card	212,014,499	2.1%	175,191	2.0%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Composition by Account Balance Range of the Trust Portfolio

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(16,827,958)	-0.2%	152,484	1.7%
No Balance	-	0.0%	2,307,161	25.9%
$0.01-$500.00	526,563,016	5.1%	2,814,765	31.6%
$500.01-$1,000.00	720,296,061	7.0%	990,242	11.1%
$1,000.01-$2,000.00	1,463,551,161	14.3%	1,011,449	11.3%
$2,000.01-$3,000.00	1,381,702,181	13.5%	562,203	6.3%
$3,000.01-$4,000.00	1,179,068,250	11.5%	340,008	3.8%
$4,000.01-$5,000.00	999,575,563	9.7%	223,491	2.5%
$5,000.01-$6,000.00	835,179,952	8.1%	152,646	1.7%
$6,000.01-$7,000.00	684,021,301	6.7%	105,625	1.2%
$7,000.01-$8,000.00	596,299,544	5.8%	79,680	0.9%
$8,000.01-$9,000.00	459,579,948	4.5%	54,252	0.6%
$9,000.01-$10,000.00	427,467,613	4.2%	44,995	0.5%
$10,000.01-$15,000.00	815,524,301	7.9%	68,927	0.8%
$15,000.01-$20,000.00	135,349,654	1.3%	8,106	0.1%
$20,000.01 or more	51,421,281	0.5%	2,101	0.0%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Composition by Credit Limit Range of the Trust Portfolio

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$48,311,084	0.5%	374,486	4.2%
$500.01-$1,000.00	166,629,082	1.6%	388,514	4.4%
$1,000.01-$2,000.00	560,846,722	5.5%	928,085	10.4%
$2,000.01-$3,000.00	775,383,741	7.6%	1,153,718	12.9%
$3,000.01-$4,000.00	784,869,186	7.7%	915,047	10.3%
$4,000.01-$5,000.00	772,397,270	7.5%	716,245	8.0%
$5,000.01-$6,000.00	761,319,689	7.4%	610,484	6.9%
$6,000.01-$7,000.00	728,236,293	7.1%	512,436	5.8%
$7,000.01-$8,000.00	795,858,314	7.8%	549,910	6.2%
$8,000.01-$9,000.00	529,738,914	5.2%	395,645	4.4%
$9,000.01-$10,000.00	1,260,738,885	12.3%	811,531	9.1%
$10,000.01 or more	3,074,442,688	30.0%	1,562,034	17.5%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Composition by Account Age Range of the Trust Portfolio

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	41,796,934	0.4%	63,386	0.7%
Over 12 Months to 24 Months	195,064,477	1.9%	250,252	2.8%
Over 24 Months to 36 Months	448,000,350	4.4%	448,092	5.0%
Over 36 Months to 48 Months	685,352,321	6.7%	743,873	8.3%
Over 48 Months to 60 Months	809,383,412	7.9%	880,799	9.9%
Over 60 Months to 72 Months	761,894,950	7.4%	777,441	8.7%
Over 72 Months to 84 Months	1,068,934,762	10.4%	926,165	10.4%
Over 84 Months to 96 Months	844,254,526	8.2%	692,667	7.8%
Over 96 Months to 108 Months	965,870,674	9.4%	839,437	9.4%
Over 108 Months to 120 Months	1,242,268,658	12.1%	820,870	9.2%
Over 120 Months	3,195,950,803	31.2%	2,475,153	27.8%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of October 31, 2025 for each of the program partners included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address of the Trust Portfolio

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$927,941,690	9.0%	718,813	8.1%
California	926,872,962	9.0%	826,475	9.3%
Florida	817,816,242	8.0%	729,465	8.2%
New York	599,364,779	5.8%	570,192	6.4%
Pennsylvania	517,038,174	5.0%	477,351	5.4%
Other	6,469,738,021	63.1%	5,595,839	62.7%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Composition by Delinquency Status of the Trust Portfolio

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$9,762,851,532	95.2%	8,721,052	97.8%
1 – 29 Days	185,314,551	1.8%	92,462	1.0%
30 – 59 Days	88,145,143	0.9%	34,207	0.4%
60 – 89 Days	69,265,976	0.7%	23,745	0.3%
90 – 119 Days	58,905,500	0.6%	18,892	0.2%
120 – 149 Days	50,840,476	0.5%	15,372	0.2%
150 or More Days	43,448,690	0.4%	12,405	0.1%
Total	$10,258,771,868	100.0%	8,918,135	100.0%

Composition by VantageScore Credit Score

In determining whether to grant credit to a potential account holder, the bank scores each application based on the applicant’s credit bureau report using industry (such as a VantageScore credit score or other credit scores) and proprietary credit and fraud models and bankruptcy scorecards. VantageScore credit scores or equivalent are obtained at origination of the account and are refreshed, at a minimum quarterly, to assist in predicting customer behavior. The bank may use alternative data sources to assess applicants for whom a credit score is not available.

A VantageScore credit score is a measurement derived from a proprietary credit scoring method owned by VantageScore Solutions, LLC to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although VantageScore Solutions, LLC discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit. VantageScore credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. VantageScore credit scores for any one individual may be determined by up to three independent credit bureaus and may vary by credit bureau.

VantageScore credit scores are based on independent, third-party information, the accuracy of which we cannot verify. VantageScore credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.

VantageScore credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by VantageScore Solutions, LLC. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables as of October 31, 2025, based on the composition of accounts by VantageScore credit score as most recently refreshed:

Composition by VantageScore Credit Score Range of the Trust Portfolio

VantageScore Credit Score Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
No score and/or less than or equal to 599*	$678,927,569	6.6%
600 to 659	1,865,524,741	18.2%
660 to 719	2,822,508,770	27.5%
720 and above	4,891,810,789	47.7%
Total	$10,258,771,868	100.0%

*Balances related to accounts without a Vantage score are estimated to be less than 1% of the total receivables outstanding.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the ten months ended October 31, 2025 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Ten Months Ended October 31, 2025
Lowest Month	21.70%
Highest Month	24.42%
Monthly Average	23.36%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Ten Months Ended October 31, 2025
Less than Minimum Payment	5.88%
Minimum Payment	16.39%
Greater than Minimum Payment, Less than Full Payment	34.70%
Full Payment or Greater than Full Payment	43.03%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below. For purposes of the tables in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated and Average Accounts Outstanding is the average of the number of accounts as of the first day of each Monthly Period in the period indicated.

Loss Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2025
Average Principal Receivables Outstanding	$9,517,380
Gross Principal Charge-Offs	$463,848
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	5.85%
Less: Recoveries	$83,443
Net Principal Charge-Offs	$380,405
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	4.80%
Gross Charge-Off Accounts	187,630
Average Accounts Outstanding	8,501,804
Gross Charge-Off Accounts as a Percentage of Average Accounts Outstanding (Annualized)	2.65%

Total Receivables Delinquency Experience
(Dollars in Thousands)

	As of October 31, 2025
	Total Receivables	Percentage of Total Receivables Outstanding
Total Receivables Outstanding	$10,258,772
Total Receivables Delinquent:
30-59 Days	88,145	0.86%
60-89 Days	69,266	0.68%
90-119 Days	58,906	0.57%
120-149 Days	50,840	0.50%
150-179 Days	43,410	0.42%
180 or More Days	39	0.00%
Total	$310,606	3.03%

Account Delinquency Experience

	As of October 31, 2025
	Accounts	Percentage of Total Accounts Outstanding
Accounts Outstanding	8,918,135
Accounts Delinquent:
30-59 Days	34,207	0.38%
60-89 Days	23,745	0.27%
90-119 Days	18,892	0.21%
120-149 Days	15,372	0.17%
150-179 Days	12,394	0.14%
180 or More Days	11	0.00%
Total	104,621	1.17%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended October 31, 2025, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 1.79%.

Revenue Experience

The net revenues collected from finance charges, fees, interchange and recoveries related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, cash advance fees and miscellaneous fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below. For purposes of the table in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated.

Revenue Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2025
Average Principal Receivables Outstanding	$9,517,380
Collected Finance Charges, Fees, Interchange and Recoveries	$2,229,249
Collected Finance Charges Fees, Interchange and Recoveries as a Percentage of Average Principal Receivables Outstanding (Annualized)	28.11%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of November 10, 2025 (and filed on November 12, 2025) (the “Prospectus”), has not materially changed. The following information supplements such previously filed information:

•	The depositor regularly reviews the credit line decisions made by the Credit Solutions group for credit line decisions relating to the bank’s sales platforms that were exceptions to its underwriting guidelines disclosed in the Prospectus. Based on these reviews, the Depositor has found that some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures and such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. Other credit line decisions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. Based on the depositor's review, the number of credit line decisions for which exceptions were identified represents less than 0.10% of accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2025 through November 30, 2025. The most recent Form ABS-15G filed by the Securitizer was filed on January 29, 2025. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Information regarding the sale of the SynchronySeries Class A(2025-3) Notes has been previously included in a Current Report on Form 8-K, filed by the Securitizer and Synchrony Card Issuance Trust on November 21, 2025, and is incorporated herein by reference.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Synchrony Bank confirms its continued compliance with its obligations described in clauses (a), (b) and (c) of Section 3 of each Risk Retention Agreement, among Synchrony Card Issuance Trust, the Securitizer and Synchrony Bank, related to the outstanding SynchronySeries Notes.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: December 15, 2025	By:	/s/ Chris Coffey
	Name:	Chris Coffey
	Title:	Vice President